Merger Agreement (Details)	Oct. 24, 2025 D $ / shares	Sep. 30, 2025 $ / shares	Jun. 20, 2025	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Merger Agreement
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Subsequent Event | Forecast
Merger Agreement
Reverse stock split	0.01
Viskase | Subsequent Event | Forecast
Merger Agreement
Common stock, par value (in dollars per share)	$ 0.01
Viskase Holdings, LLC
Merger Agreement
Shares outstanding			45.00%
Viskase Holdings, LLC | Viskase
Merger Agreement
Subsidiary, ownership percentage, parent			55.00%
Viskase Holdings, LLC | Viskase | Subsequent Event | Forecast
Merger Agreement
Subsidiary, ownership percentage, parent	55.00%
Series C Preferred Stock | Subsequent Event | Forecast | Related Party | Icahn Enterprise Holdings LP
Merger Agreement
Preferred stock, exchange price calculation, threshold number of days of volume weighted average trading price | D	20